UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

March 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 53.0%

	Airlines – 0.3%

6,000	AMR Corporation	7.875%	Caa2	$124,200
	Capital Markets – 4.2%

9,500	Bear Stearns Capital Trust III	7.800%	A2	216,600

20,000	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	496,000

15,000	Deutsche Bank Capital Funding Trust VIII	6.375%	A	346,500

15,000	JPMorgan Capital XXIV	6.875%	Aa3	371,850

20,000	Lehman Brothers Holdings	7.950%	A–	411,600
	Total Capital Markets			1,842,550

	Commercial Banks – 19.7%

15,000	ABN AMRO Capital Trust Fund VII	6.080%	A1	304,200

4,000	Banco Santander Finance	6.500%	A	85,000

5,000	Banco Santander Finance	4.000%	Aa3	86,500

10,000	Bank of America Corporation	7.250%	Aa3	251,600

20,000	Barclays Bank PLC	7.750%	Aa3	500,000

30,000	Credit Suisse Guernsey	7.900%	Aa3	755,625

15,000	HSBC Finance Corporation	6.875%	AA–	361,650

35,000	KeyCorp Capital Trust X	8.000%	A3	788,725

31,400	M&T Capital Trust IV	8.500%	A3	793,321

5,000	National City Capital Trust IV	8.000%	A2	98,900

30,000	National City Corporation	9.875%	BBB+	671,250

15,000	PNC Capital Trust	7.750%	A2	368,625

15,000	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	367,050

25,000	SunTrust Capital Trust IX	7.875%	A1	612,500

30,000	U.S. Bancorp.	7.875%	A+	750,750

1,900	USB Capital Trust VI	5.750%	Aa3	37,658

10,000	Wachovia Corporation	8.000%	A	246,850

21,200	Wells Fargo Capital Trust V	7.000%	Aa2	510,284

20,000	Wells Fargo Capital Trust XII	7.875%	Aa2	506,500

20,000	Zions Capital Trust B	8.000%	BBB–	492,400
	Total Commercial Banks			8,589,388

	Consumer Finance – 0.9%

10,000	SLM Corporation, Series A	6.970%	Baa1	398,200
	Diversified Financial Services – 2.0%

5,000	Citigroup Capital XX	7.875%	Aa3	124,063

30,000	ING Groep N.V.	7.375%	A1	736,350
	Total Diversified Financial Services			860,413

	Electric Utilities – 4.5%

30,000	American Electric Power	8.750%	Baa3	758,250

7,700	DTE Energy Trust II	7.500%	Baa3	194,117

6,000	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	138,960

35,000	Xcel Energy Inc.	7.600%	Baa2	870,188
	Total Electric Utilities			1,961,515

Shares	Description (1)	Coupon	Ratings (2)	Value

	Insurance – 10.0%

15,000	Ace Ltd., Series C	7.800%	BBB	$371,100

25,300	Aegon N.V.	7.250%	A–	592,779

30,000	American International Group	7.700%	Aa3	747,600

25,000	Aspen Insurance Holdings Limited	7.401%	Ba1	538,750

15,000	Delphi Financial Group, Inc.	7.376%	BBB–	285,150

30,000	EverestRe Capital Trust II	6.200%	Baa1	601,800

20,600	Financial Security Assurance Holdings	5.600%	AA	401,700

10,000	Markel Corporation	7.500%	BBB–	246,000

10,000	PartnerRe Limited, Series D	6.500%	BBB+	227,500

10,000	Protective Life Corporation	7.250%	BBB	239,400

5,000	UnumProvident Financing Trust I (CORTS)	8.500%	BBB	122,300
	Total Insurance			4,374,079

	Real Estate Investment Trust – 3.3%

5,000	AMB Property Corporation, Series M	6.750%	Baa2	115,150

25,000	Duke Realty Corpoation, Series O	8.375%	BBB	613,750

5,000	Prologis Trust, Series G	6.750%	BBB	117,250

15,000	PS Business Parks, Inc.	7.000%	BBB–	327,600

5,000	PS Business Parks, Inc.	6.700%	BBB–	100,050

9,000	Public Storage, Inc., Series M	6.625%	BBB+	187,290
	Total Real Estate Investment Trust			1,461,090

	Thrifts & Mortgage Finance – 5.3%

35,900	Countrywide Capital Trust V	7.000%	BBB–	599,530

60,000	Federal Home Loan Mortgage Corporation	8.375%	AA–	1,464,000

14,000	Sovereign Capital Trust V	7.750%	Baa2	263,200
	Total Thrifts & Mortgage Finance			2,326,730

	U.S. Agency – 2.8%

50,000	Federal National Mortgage Association	8.250%	AA–	1,202,500
	Total $25 Par (or similar) Preferred Securities (cost $23,595,868)			23,140,665

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 18.1%

	California – 1.6%

$ 500	California Statewide Community Development Authority, Insured Revenue Bonds, Childrens Hospital Los Angeles, Series 2004A, 10.000%, 2/15/21 – AMBAC Insured	No Opt. Call	AAA	$500,000

200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13	No Opt. Call	N/R	214,424
700	Total California			714,424
	Florida – 1.7%

200	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	212,930

500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20	No Opt. Call	BBB	515,655
700	Total Florida			728,585

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)		Value

	Indiana – 1.8%

$500	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and Light Company, Auction Rate Security Bonds, Series 2006A, 10.255%, 9/01/41 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		$500,000

300	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, St Francis Health Services Inc, Series 2006E, 7.270%, 5/15/41 – FSA Insured	No Opt. Call	Aaa		300,000
800	Total Indiana				800,000
	Louisiana – 1.5%

200	Carter Plantation Land Louisiana, Revenue Bonds, 9.000%, 7/01/17	7/17 at 100.00	N/R		191,182

440	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R		453,570
640	Total Louisiana				644,752
	New Jersey – 1.2%

500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007E-1, 7.500%, 7/01/37 – FGIC Insured	No Opt. Call	A–		500,000
	New York – 1.7%

635	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-2, 7.500%, 7/01/09	No Opt. Call	N/R		641,457

60	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008B-2, 7.500%, 7/01/08	No Opt. Call	N/R		60,189

45	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C2, 7.500%, 7/01/08	No Opt. Call	N/R		45,130
740	Total New York				746,776
	Ohio – 1.1%

500	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners Inc, Series 2006G, 11.500%, 2/01/29 (Pre-refunded 4/08/08) – CIFG Insured	4/08 at 100.00	AA–	(4)	500,000
	Pennsylvania – 1.1%

500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2005-91C, 14.940%, 4/01/36	4/08 at 100.00	AA2		500,000
	Texas – 1.8%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18	No Opt. Call	BB+		583,626

200	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R		208,696
800	Total Texas				792,322
	Washington – 3.4%

950	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11	No Opt. Call	N/R		973,380

500	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Series 2006A, 10.960%, 10/01/28 (Pre-refunded 4/21/08) – FGIC Insured	4/08 at 100.00	Aa3	(4)	500,000
1,450	Total Washington				1,473,380
	Wisconsin – 1.2%

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus Wausau Hospital Inc., Series 2004, 14.990%, 8/15/34 – AMBAC Insured	No Opt. Call	AAA		500,000
$7,830	Total Taxable Municipal Bonds (cost $7,826,831)				7,900,239

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 23.6%

	Capital Markets – 0.9%

500	MUFG Capital Finance	6.346%	7/15/56	A2	$408,069
	Commercial Banks – 10.2%

500	Bank of America Corporation	8.000%	7/30/58	Aa3	501,445

200	BBVA International Unipersonal, 144A	5.919%	10/18/49	A1	158,142

500	BOI Capital Funding 2, 144A	5.571%	8/01/56	A2	395,387

500	Credit Suisse Guernsey	5.860%	11/15/57	Aa3	424,277

500	Fifth Third Capital Trust IV	6.500%	4/15/37	A1	358,305

200	HBOS PLC, Series 144A	6.657%	11/21/57	A1	143,258

400	Lloyd’s TSB Group PLC, 144A	6.267%	11/14/49	Aa3	307,265

500	PNC Preferred Funding Trust III, 144A (5)	8.700%	3/15/58	A–	482,500

500	Royal Bank of Scotland Group PLC, 144A	6.990%	10/05/49	Aa3	425,145

500	Societe Generale, 144A	5.922%	4/05/57	A1	408,892

500	Wachovia Capital Trust III	5.800%	3/15/42	A2	356,471

500	Wachovia Corporation	7.980%	9/15/49	A	492,767
	Total Commercial Banks				4,453,854

	Consumer Finance – 0.6%

300	Mizuho Capital Investment I Limited, 144A	6.686%	3/30/49	A2	254,488
	Diversified Financial Services – 1.3%

500	Assured Guaranty US Holdings, Series A	6.400%	12/15/66	A–	375,350

400	CIT Group Inc.	6.100%	3/15/67	BBB+	178,440
	Total Diversified Financial Services				553,790

	Electric Utilities – 0.6%

300	Dominion Resources Inc.	7.500%	6/30/66	Baa3	277,333
	Insurance – 8.5%

400	AXA S.A., 144A	6.379%	6/14/57	BBB+	323,358

750	Genworth Financial Inc.	6.150%	11/15/66	A3	627,405

400	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	338,086

500	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB+	455,875

750	PartnerRe Finance	6.440%	12/01/66	A3	639,894

400	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	362,973

1,000	Security Capital Assurance LTD	6.880%	9/30/49	A	50,010

500	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa3	471,658

500	ZFS Finance USA Trust V, 144A	6.500%	5/09/67	BBB+	451,965
	Total Insurance				3,721,224

	Oil, Gas & Consumable Fuels – 0.4%

200	Enterprise Products Operating LP	7.034%	1/15/68	Ba1	170,057
	Road & Rail – 0.8%

400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	364,276
	Thrifts & Mortgage Finance – 0.3%

200	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	6/15/56	BBB	105,605
	Total Capital Preferred Securities (cost $11,970,754)				10,308,696

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

March 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.7%

$3,364	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $3,364,350, collateralized by $2,955,000 U.S. Treasury Bonds, 5.500%, due 8/15/28, value $3,435,188	1.100%	4/01/08	$3,364,247

	Total Short-Term Investments (cost $3,364,247)			3,364,247

	Total Investments (cost $46,757,700) – 102.4%			44,713,847

	Other Assets Less Liabilities – (2.4)%			(1,057,618)

	Net Assets – 100%			$43,656,229

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

Futures Contracts outstanding at March 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Long	20	6/08	$2,375,938	$31,659

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$16,841,315	$27,390,032	$482,500	$44,713,847
Derivatives*	31,659	—	—	31,659
Total	$16,872,974	$27,390,032	$482,500	$44,745,506

*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance as of December 31, 2007	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(20,000)
Net purchases at cost (sales at proceeds)	502,500
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance as of March 31, 2008	$482,500

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2008, the cost of investments was $46,773,128.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$360,051
Depreciation	(2,419,332)
Net unrealized appreciation (depreciation) of investments	$(2,059,281)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2008